Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000248938 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000248938 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.380000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.515610_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248938 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000248938 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000248938 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000246985 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000246985 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.380000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.515610_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246985 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000246985 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000246985 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000176976 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000176976 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176976 | Bank of America Repurchase AgreementFR_922URC004_4.360000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000176976 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000176976 | Bank of America Repurchase AgreementFR_922URC004_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000176976 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000176976 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000176976 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000007336 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000007336 | MUFG Securities Americas, Inc. Repurchase AgreementFR_985FHY004_4.380000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007336 | U.S. Treasury BillsFR_912797NM5_4.4672
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007336 | U.S. Treasury BillsFR_912797NE3_4.3247
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007336 | U.S. Treasury BillsFR_912797NM5_4.3299
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007336 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007336 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000007336 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000164453 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000164453 | Barclays Bank PLC Repurchase AgreementFR_0673PA005_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000164453 | ABN AMRO Bank NVFR_ATD1VNAO3_4.310000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164453 | Erste Finance Delaware LLCFR_2960E2S79_4.330000_2025-05-07
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164453 | Federation des Caisses Desjardins du QuebecFR_31428FS71_4.350000_2025-05-07
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164453 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000164453 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164453 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000164453 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000164452 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000164452 | Barclays Bank PLC Repurchase AgreementFR_0673PA005_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000164452 | ABN AMRO Bank NVFR_ATD1VNAO3_4.310000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164452 | Erste Finance Delaware LLCFR_2960E2S79_4.330000_2025-05-07
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164452 | Federation des Caisses Desjardins du QuebecFR_31428FS71_4.350000_2025-05-07
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164452 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000164452 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164452 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000164452 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248579 | U.S. Treasury BillsFR_912797PL5_0.010000_2025-06-03
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248579 | U.S. Treasury BillsFR_912797LB1_4.3254
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248579 | U.S. Treasury BillsFR_912797NE3_4.3100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248580 | U.S. Treasury BillsFR_912797PL5_0.010000_2025-06-03
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248580 | U.S. Treasury BillsFR_912797LB1_4.3254
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248580 | U.S. Treasury BillsFR_912797NE3_4.3100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250059 | U.S. Treasury BillsFR_912797PL5_0.010000_2025-06-03
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250059 | U.S. Treasury BillsFR_912797LB1_4.3254
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250059 | U.S. Treasury BillsFR_912797NE3_4.3100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167199 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000167199 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.380000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.515610_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167199 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167199 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000167199 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000167200 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000167200 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.380000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.515610_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167200 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167200 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000167200 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000007334 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.515610_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.452610_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007334 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000007334 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000051800 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.515610_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.452610_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051800 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000051800 | U.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000200717 | General Motors Financial Co., Inc.FR_37046TS13_4.580000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200717 | Dow Chemical Co.FR_26055AS56_4.560000_2025-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200717 | Bank of Nova ScotiaFR_06417XAN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200717 | Ford Credit Auto Lease TrustFR_345287AG1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200717 | Mondelez International, Inc.FR_60920VSM5_4.660000_2025-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200717 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200717 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200717 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000200717 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000200719 | General Motors Financial Co., Inc.FR_37046TS13_4.580000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200719 | Dow Chemical Co.FR_26055AS56_4.560000_2025-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200719 | Bank of Nova ScotiaFR_06417XAN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200719 | Ford Credit Auto Lease TrustFR_345287AG1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200719 | Mondelez International, Inc.FR_60920VSM5_4.660000_2025-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200719 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200719 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200719 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000200719 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000200718 | General Motors Financial Co., Inc.FR_37046TS13_4.580000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200718 | Dow Chemical Co.FR_26055AS56_4.560000_2025-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200718 | Bank of Nova ScotiaFR_06417XAN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200718 | Ford Credit Auto Lease TrustFR_345287AG1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200718 | Mondelez International, Inc.FR_60920VSM5_4.660000_2025-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200718 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200718 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200718 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000200718 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000167202 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement.FR_85748R009_4.370000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000167202 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.380000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.475610_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.515610_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.420610_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167202 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167202 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000167202 | AssetU.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%